Financial Information for Subsidiary Guarantor and Subsidiary Non- Guarantor - Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
NET CASH FLOWS FROM OPERATING ACTIVITIES:	$ 318,916	$ 348,187	$ 312,829
CASH FLOWS FROM INVESTING ACTIVITIES:
Business acquisitions	(77,264)	(211,639)	(33,496)
Purchase of property and equipment	(125,489)	(117,913)	(118,191)
Collections applied to principal of portfolio receivables			13,739
Other	1,131	111	52
Net cash flows from investing activities	(201,622)	(329,441)	(137,896)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from new term loan facility	970,000
Payment on term loan facility	(448,434)
Dividends paid	(510,634)
Payments of long-term obligations	(305,800)	(786,300)	(1,374,781)
Proceeds from issuance of long-term obligations	305,800	786,300	1,301,850
Debt issuance costs	(27,566)	(1,029)	(31,083)
Principal payments of long-term obligations	(20,274)	(17,201)	(26,747)
Payments of capital lease obligations	(43)	(945)	(2,115)
Repurchase of common stock	(1,488)	(5,845)	(970)
Proceeds from stock options exercised including excess tax benefits	5,309	1,840	897
Payments of portfolio notes payable			(686)
Other			(16)
Net cash flows from financing activities	(33,130)	(23,180)	(133,651)
EFFECT OF EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	1,111	477	(2,557)
NET CHANGE IN CASH AND CASH EQUIVALENTS	85,275	(3,957)	38,725
CASH AND CASH EQUIVALENTS, Beginning of period	93,836	97,793	59,068
CASH AND CASH EQUIVALENTS, End of period	179,111	93,836	97,793
Parent / Issuer
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(9,674)	(12,107)	(20,457)
Net cash flows from investing activities	(9,674)	(12,107)	(20,457)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from new term loan facility	335,038
Payment on term loan facility	(68,476)
Dividends paid	(510,634)
Payments of long-term obligations	(133,300)	(524,300)	(1,327,781)
Proceeds from issuance of long-term obligations	133,300	524,300	1,254,850
Debt issuance costs	(27,566)	(770)	(31,083)
Principal payments of long-term obligations	(5,516)	(5,327)	(7,688)
Payments of capital lease obligations		(849)	(2,005)
Repurchase of common stock	(1,488)	(5,845)	(970)
Proceeds from stock options exercised including excess tax benefits	5,309	1,840	897
Other			(16)
Net cash flows from financing activities	(273,333)	(10,951)	(113,796)
Intercompany	378,514	33,561	131,904
NET CHANGE IN CASH AND CASH EQUIVALENTS	95,507	10,503	(2,349)
CASH AND CASH EQUIVALENTS, Beginning of period	10,503		2,349
CASH AND CASH EQUIVALENTS, End of period	106,010	10,503
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
NET CASH FLOWS FROM OPERATING ACTIVITIES:	190,921	306,897	239,307
CASH FLOWS FROM INVESTING ACTIVITIES:
Business acquisitions	(77,204)	(185,845)	(23,746)
Purchase of property and equipment	(90,268)	(89,099)	(83,403)
Collections applied to principal of portfolio receivables			13,739
Other	(163)	99	52
Net cash flows from investing activities	(167,635)	(274,845)	(93,358)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from new term loan facility	634,962
Payment on term loan facility	(379,958)
Principal payments of long-term obligations	(14,758)	(11,874)	(19,059)
Payments of capital lease obligations	(27)	(58)	(52)
Payments of portfolio notes payable			(686)
Net cash flows from financing activities	240,219	(11,932)	(19,797)
Intercompany	(261,684)	(20,120)	(126,152)
NET CHANGE IN CASH AND CASH EQUIVALENTS	1,821
CASH AND CASH EQUIVALENTS, End of period	1,821
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
NET CASH FLOWS FROM OPERATING ACTIVITIES:	127,995	47,529	78,114
CASH FLOWS FROM INVESTING ACTIVITIES:
Business acquisitions	(60)	(25,794)	(9,750)
Purchase of property and equipment	(25,547)	(16,707)	(14,331)
Other	1,294	12
Net cash flows from investing activities	(24,313)	(42,489)	(24,081)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of long-term obligations	(172,500)	(262,000)	(47,000)
Proceeds from issuance of long-term obligations	172,500	262,000	47,000
Debt issuance costs		(259)
Payments of capital lease obligations	(16)	(38)	(58)
Net cash flows from financing activities	(16)	(297)	(58)
Intercompany	(123,069)	(18,033)	(16,015)
EFFECT OF EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	1,111	477	(2,557)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(18,292)	(12,813)	35,403
CASH AND CASH EQUIVALENTS, Beginning of period	89,572	102,385	66,982
CASH AND CASH EQUIVALENTS, End of period	71,280	89,572	102,385
Eliminations and Consolidating Entries
Condensed Financial Statements, Captions [Line Items]
NET CASH FLOWS FROM OPERATING ACTIVITIES:		(6,239)	(4,592)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	6,239	4,592	10,263
NET CHANGE IN CASH AND CASH EQUIVALENTS	6,239	(1,647)	5,671
CASH AND CASH EQUIVALENTS, Beginning of period	(6,239)	(4,592)	(10,263)
CASH AND CASH EQUIVALENTS, End of period		$ (6,239)	$ (4,592)